INCOME TAXES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax [Line Items]
Statutory tax rate	25.00%	25.00%	24.00%
Operating loss carryforwards	$ 37,700
Uncertain tax position, interest expense	26	14
Accrued interest liability related to uncertain tax positions	48	33
2014 and thereafter [Member]
Income Tax [Line Items]
Statutory tax rate	26.50%
Foreign Tax Authority [Member]
Income Tax [Line Items]
Operating loss carryforwards	$ 42
Net operating losses, carryforward expiration dates	Dec. 31, 2021